Biological assets (Details 5)	12 Months Ended
Jun. 30, 2020
Sugarcane [Member]
Statement Line Items [Line Items]
Evaluation method	Discounted cash flow
Significant non-observable inputs	Yield
Variation of non-observable inputs	Yield: 45,0 to 118,5 tons per hectare.
Increase in inputs	An increase in yield generates a positive result in the fair value of biological assets.
Sensitivity of inputs to fair value Decrease in inputs	A decrease in yield generates a negative result in the fair value of biological assets.
Sugarcane 1 [Member]
Statement Line Items [Line Items]
Significant non-observable inputs	TRS (Kg of sugar per ton of sugarcane)
Variation of non-observable inputs	Total recoverable sugar: (TRS) 137 to 143 per ton of cane
Increase in inputs	An increase in TRS generates a positive result in the fair value of biological assets.
Sensitivity of inputs to fair value Decrease in inputs	A decrease in TRS generates a negative result in the fair value of biological assets.
Corn [Member]
Statement Line Items [Line Items]
Evaluation method	Discounted cash flow
Significant non-observable inputs	Yield
Variation of non-observable inputs	Yield: 60 to 115 tons per hectare.
Increase in inputs	An increase in yield generates a positive result in the fair value of biological assets.
Sensitivity of inputs to fair value Decrease in inputs	An increase in yield generates a positive result in the fair value of biological assets.
Cotton [Member]
Statement Line Items [Line Items]
Evaluation method	Discounted cash flow
Significant non-observable inputs	Yield
Variation of non-observable inputs	Yield: 4,2 tons per hectare.
Increase in inputs	An increase in yield generates a positive result in the fair value of biological assets.
Sensitivity of inputs to fair value Decrease in inputs	A decrease in yield generates a negative result in the fair value of biological assets.